NOTE 7 - CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
NOTE 7 - CONVERTIBLE NOTES PAYABLE

NOTE 7 - CONVERTIBLE NOTES PAYABLE

During the nine months ended September 30, 2020, the Company issued 22 Loan Notes for the principal sum of $360,024. The notes matured on September 30, 2020, and the original interest due on the note was 20% annually. The noteholders may elect on maturity, to have transferred to him Bubblr Inc. shares, held by Bubblr CLN Ltd., at the price of $0.90 in full and final settlement of the Company’s obligation to repay the Notes in cash. During the nine months ended September 30, 2020 the noteholders converted principal of $360,024 and accrued interest of $35,851, into 439,998 shares of Bubblr CLN shares, which were exchanged by the noteholders for shares in the Company in September 2020.

In January 2021 the Company commenced an offering for a convertible promissory note. The offering closed June 30, 2021. Funds raised as of September 30, 2021 was $2,112,150, less an original issuance discount of $104,572. The notes mature after eighteen (18) months from issue or on the following events:

Voluntary Conversion. Investor may, at his/her/its sole option, at any time after nine (9) months, convert all or any portion of the accrued interest and unpaid principal balance of this Note into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.

Mandatory Conversion. Upon sixty (60) days from the date the Company files a registration statement with the Securities and Exchange Commission (the “SEC”), all of the accrued interest and unpaid principal balance of this Note shall automatically convert into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.

Interest at the rate equal to 2% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days will be due on all outstanding notes.

Interest accrual and debt discount amortization commenced July 1, 2021 upon the closing of the convertible promissory note offering.

At September 30, 2021 and December 31, 2020, convertible notes consisted of the following

	September 30, 2021	December 31, 2020
Promissory notes - issued in fiscal year 2019	$—	$25,000
Promissory notes -issued in fiscal year 2021	2,112,150	—
Total convertible notes payable	2,112,150	25,000

Less: unamortized debt discount	(87,143)	—
Less: notes converted in year to common stock	—	(25,000)

Less: current portion of convertible notes	—	—
Long-term convertible notes	$2,025,007	$—

During the nine months ended September 30, 2021 and 2020, the Company recorded $10,561 and $35,851 interest expense and recognized $17,429 and $0 amortization of discount.

During the nine months ended September 30, 2021, the Company converted the 2019 note of $25,000 to 2,500,000 shares of common stock.

NOTE 8 - CONVERTIBLE NOTES PAYABLE

2018 Convertible Notes: In 2018 the Company issued 37 Convertible Notes. The interest due on the notes was 50%. The notes matured on the either the closure of an Initial Coin Offering (ICO), or on the failure of that event, on demand. The Company did not pursue the ICO, and in the year ended December 31, 2019, on demand, the Company converted the full principal of the 2018 Convertible Notes of $632,136 into 9,861,345 CLN shares. In 2019 the Company converted the CLN shares to 9,861,345 shares of common stock of the Company.

2019 Convertible Notes: In 2019, the Company issued one promissory note for the principal sum of $25,000 for custodial services received. There is no interest due on the note. The note matured in December 2019, when the tenure of custodial services ended. Upon maturity, the noteholder may convert the note at any time, at a rate equal to the lesser of (i)The average price of the Company’s common stock during the sixty days prior to the conversion, or (ii) the par value of the Company’s common stock.

The 2019 Convertible note was converted May 3, 2021 to 2,500,000 common shares of the Company.

2020 Convertible Notes: In 2020, the Company issued 22 Convertible Notes for the principal sum of $403,880. The notes matured on September 30, 2020. The interest due on the note was 20% annually. The Lender could elect on maturity, to have transferred to him Bubblr Inc. shares, held by Bubblr CLN Limited at the price of $0.90 in full and final settlement of the Company’s obligation to repay the Loan in cash. During the year ended December 31, 2020, the Company converted the full principal of the 2020 Convertible Notes of $403,880 into 439,998 shares of common stock.

At December 31, 2020 and 2019, convertible notes consisted of the following

	2020	2019
2018 convertible notes	$—	$—
2019 convertible notes	25,000	—
2020 convertible notes	—	—
Total convertible notes payable	25,000	—
Less: current portion of convertible notes	25,000	—
Long-term convertible notes	$—	$—

During the years ended December 31, 2020 and 2019, the Company recorded $39,845 and $0 interest expense, respectively, of which $12,262 and $0 was accrued at December 31, 2020 and 2019, respectively.